HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2%
	APPAREL & TEXTILE PRODUCTS - 2.3%
17,500	Kontoor Brands, Inc.	$ 1,154,475

	ASSET MANAGEMENT - 3.0%
147,000	P10, Inc.	1,502,340

	BANKING - 18.5%
87,000	Banc of California, Inc.	1,222,350
13,700	BancFirst Corporation	1,693,594
26,500	Hilltop Holdings, Inc.	804,275
70,000	Home BancShares, Inc.	1,992,200
28,300	Texas Capital Bancshares, Inc.(a)	2,247,019
26,000	Triumph Financial, Inc.(a)	1,432,860
		9,392,298
	BEVERAGES - 0.5%
80,000	Zevia PBC(a)	257,600

	BIOTECH & PHARMA - 1.7%
16,500	Halozyme Therapeutics, Inc.(a)	858,330

	COMMERCIAL SUPPORT SERVICES - 1.0%
22,000	GEO Group, Inc. (The)(a)	526,900

	CONSTRUCTION MATERIALS - 3.2%
8,000	Eagle Materials, Inc.	1,616,880

	ELECTRICAL EQUIPMENT - 1.5%
8,000	Bel Fuse, Inc., Class B	781,520

	ENGINEERING & CONSTRUCTION - 2.3%
14,900	Primoris Services Corporation	1,161,306

	FOOD - 3.0%
261,000	SunOpta, Inc.(a)	1,513,800

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	HOME CONSTRUCTION - 2.2%
18,100	Taylor Morrison Home Corporation(a)	$ 1,111,702

	INDUSTRIAL INTERMEDIATE PRODUCTS – 3.1%
8,900	AZZ, Inc.	840,872
105,110	Hillman Solutions Corporation(a)	750,485
		1,591,357
	INSURANCE - 5.2%
5,825	Hanover Insurance Group, Inc. (The)	989,493
24,400	Horace Mann Educators Corporation	1,048,468
25,000	Tiptree, Inc.	589,500
		2,627,461
	LEISURE FACILITIES & SERVICES - 3.6%
27,900	Cinemark Holdings, Inc.	842,022
78,835	Potbelly Corporation(a)	965,729
		1,807,751
	METALS & MINING - 2.5%
168,265	Cleveland-Cliffs, Inc.(a)	1,278,814

	OIL & GAS PRODUCERS - 6.1%
11,000	Gulfport Energy Corporation(a)	2,212,870
18,400	Matador Resources Company	878,048
		3,090,918
	REAL ESTATE OWNERS & DEVELOPERS - 1.9%
51,300	Stratus Properties, Inc.(a)	968,544

	RETAIL - DISCRETIONARY – 15.0%
39,600	Academy Sports & Outdoors, Inc.	1,774,475
6,700	Builders FirstSource, Inc.(a)	781,823
59,500	Ethan Allen Interiors, Inc.	1,657,075
2,725	Group 1 Automotive, Inc.	1,190,035
29,200	Lovesac Company (The)(a)	531,440

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	RETAIL - DISCRETIONARY – 15.0% (Continued)
89,418	Shoe Carnival, Inc.	$ 1,673,011
		7,607,859
	SEMICONDUCTORS - 4.0%
71,700	MaxLinear, Inc., Class A(a)	1,018,857
23,330	Tower Semiconductor Ltd.(a)	1,011,356
		2,030,213
	STEEL - 2.8%
29,115	Commercial Metals Company	1,424,015

	TECHNOLOGY HARDWARE - 3.9%
47,800	Aviat Networks, Inc.(a)	1,149,590
28,800	NCR Atleos Corporation(a)	821,664
		1,971,254
	TECHNOLOGY SERVICES - 1.0%
178,000	Research Solutions, Inc.(a)	510,860

	TRANSPORTATION & LOGISTICS - 8.1%
11,800	Kirby Corporation(a)	1,338,238
60,400	Marten Transport Ltd.	784,596
79,300	Navigator Holdings Ltd.	1,122,095
53,500	RXO, Inc.(a)	841,020
		4,085,949
	TRANSPORTATION EQUIPMENT - 2.8%
20,740	Blue Bird Corporation(a)	895,138
11,490	Greenbrier Companies, Inc. (The)	529,115
		1,424,253

	TOTAL COMMON STOCKS (Cost $46,168,564)	50,296,399

	TOTAL INVESTMENTS - 99.2% (Cost $46,168,564)	$ 50,296,399
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	409,972
	NET ASSETS - 100.0%	$ 50,706,371

Ltd.	-Limited Company
(a)	Non-income producing security.